[LOGO] CMA(R)

CMA GOVERNMENT
SECURITIES FUND

--------------------------------------------------------------------------------
Semi-Annual Report

                               [GRAPHIC OMITTED]

September 30, 1999
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, CMA Government Securities Fund paid shareholders a net annualized dividend of 4.42%.* As of September 30, 1999, the Fund's 7-day yield was 4.60%.

The average portfolio maturity for CMA Government Securities Fund at September 30, 1999 was 71 days, compared to 73 days at March 31, 1999. However, during the six-month period ended September 30, 1999, the average life ranged from 62 days to 80 days.

The Environment

During the six-month period ended September 30, 1999, continued strength in the domestic economy and increasing signs of recovery in the global economies prevailed. In June, the broad US stock market averages reached record highs. However, by July, fears of accelerating inflation and the associated risk of additional increases in interest rates persisted. The likelihood of additional monetary policy tightening by the Federal Reserve Board was renewed following the release of stronger-than-expected economic data.

Stock prices declined for the third consecutive month in September as a weakening of the US dollar against the Japanese yen prompted worries over threats to Japan's fragile economic recovery and the potential for accelerated repatriation of US investments. In addition, the bulging trade deficit, coupled with rising commodity prices and ongoing robust economic activity, suggested the Federal Reserve Board might increase short-term interest rates for the third time this year at its November meeting. Finally, announced earnings shortfalls for many prominent companies, particularly in the consumer arena, raised concerns over the sustainability of corporate earnings growth.

For the September period, the US bond market was a beneficiary of many of these developments. While fixed-income investors reacted poorly to evidence of incipient inflationary pressures and the prospect of higher interest rates in the early months of the quarter, a significant rally ensued in September driven by a slowdown in average hourly earnings and extremely benign inflation reports.

Investment Strategy

During the past six months, yield curve changes and interest rate increases created some investment opportunities for us. Uncertainty surrounding Year 2000 issues caused yields on six-month Treasury bills to rise and trade at the same or better yield than repurchase agreements at times. Therefore, we increased the Fund's exposure to Treasury bills maturing in February and March 2000 at favorable yields, with a limited increase in interest rate risk. The allocation to Treasury bills also has the added benefit of providing enhanced liquidity as year-end approaches.

The short-term Treasury coupon curve benefited from increased demand as a by-product of central bank intervention in the foreign currency markets during periods of US dollar weakness. Because of demand, prices on several issues owned by the portfolio were pushed abnormally high, which drove yields lower than fair value. This allowed us to swap into other issues with higher yields.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Linda B. Costanzo

Linda B. Costanzo
Portfolio Manager

October 29, 1999

--------------------------------------------------------------------------------
We are pleased to announce that Linda B. Costanzo is responsible for the day-to-day management of CMA Government Securities Fund. Ms. Costanzo has been employed by Merrill Lynch Asset Management, L.P. since 1986 and for the last ten years in the fixed-income portfolio management group.
--------------------------------------------------------------------------------

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999                  (IN THOUSANDS)
================================================================================

                   Face             Interest        Maturity             Value
Issue             Amount              Rate            Date             (Note 1a)
--------------------------------------------------------------------------------
                     US Government Obligations--32.2%
--------------------------------------------------------------------------------
US Treasury      $ 35,000            4.89 %          2/17/00           $  34,362
Bills*             30,000            4.90            2/17/00              29,453
                   60,000            4.935           2/24/00              58,847
                   30,000            4.99            3/02/00              29,393
                   38,000            4.905           3/09/00              37,189
                   29,000            4.995           9/14/00              27,617
--------------------------------------------------------------------------------
US Treasury        45,000            5.625          10/31/99              45,021
Notes*             31,000            5.875          11/15/99              31,044
                   30,000            5.625          12/31/99              30,038
                   47,000            5.375           1/31/00              47,044
                   47,000            7.75            1/31/00              47,411
                   35,000            5.875           2/15/00              35,098
                   10,000            5.50            2/29/00              10,016
                   80,000            7.125           2/29/00              80,675
                   25,000            5.50            3/31/00              25,047
                   60,000            6.875           3/31/00              60,525
                  102,000            6.375           5/15/00             102,669
                   10,000            8.875           5/15/00              10,228
                   40,000            6.25            5/31/00              40,263
                   67,000            5.375           6/30/00              67,042
                   41,000            5.375           7/31/00              41,000
                  118,000            5.125           8/31/00             117,705
                   10,000            4.50            9/30/00               9,906
                   30,000            4.00           10/31/00              29,550
                   27,000            5.75           10/31/00              27,076
                   10,000            4.875           3/31/01               9,894
--------------------------------------------------------------------------------
Total US Government Obligations
(Cost--$1,084,980) .................................................   1,084,113
--------------------------------------------------------------------------------
  Face                                                                Value
 Amount                                 Issue                    (Notes 1a & 1b)
--------------------------------------------------------------------------------
                         Repurchase Agreements**--67.5%
--------------------------------------------------------------------------------
$ 89,550       Aubrey G. Lanston & Co., Inc.,
               purchased on 9/30/99 to yield
               5.27% to 10/01/99 ...................................      89,550
--------------------------------------------------------------------------------
 127,000       Barclays Capital Inc., purchased on
               9/29/99 to yield 5.27% to 10/06/99 ..................     127,000
--------------------------------------------------------------------------------
 165,000       Credit Suisse First Boston Corp.,
               purchased on 9/29/99 to yield
               5.32% to 10/06/99 ...................................     165,000
--------------------------------------------------------------------------------
 160,000       Deutsche Bank Securities Inc.,
               purchased on 9/30/99 to yield 5.44%
               to 10/01/99 .........................................     160,000
--------------------------------------------------------------------------------
 165,000       Donaldson, Lufkin & Jenrette Securities
               Corp., purchased on 9/28/99 to yield
               5.30% to 10/05/99 ...................................     165,000
--------------------------------------------------------------------------------
 160,000       Goldman Sachs & Company, purchased
               on 9/30/99 to yield 5.27% to 10/07/99 ...............     160,000
--------------------------------------------------------------------------------
 127,000       Greenwich Capital Markets, Inc.,
               purchased on 9/29/99 to yield
               5.28% to 10/06/99 ...................................     127,000
--------------------------------------------------------------------------------
 125,000       HSBC Securities Inc., purchased on
               9/30/99 to yield 5.40% to 10/01/99 ..................     125,000
--------------------------------------------------------------------------------
 150,000       J.P. Morgan Securities Inc., purchased
               on 9/30/99 to yield 5.28% to 10/07/99 ...............     150,000
--------------------------------------------------------------------------------
  85,000       Lehman Brothers Inc., purchased on
               9/30/99 to yield 5.32% to 10/01/99 ..................      85,000
--------------------------------------------------------------------------------
 162,000       Morgan Stanley & Co., Inc., purchased
               on 9/17/99 to yield 5.20% to 10/08/99 ...............     162,000
--------------------------------------------------------------------------------
 100,000       Nesbitt Burns Securities, Inc.,
               purchased on 9/28/99 to yield 5.25%
               to 10/05/99 .........................................     100,000
--------------------------------------------------------------------------------
 165,000       PaineWebber Inc., purchased on
               9/28/99 to yield 5.31% to 10/05/99 ..................     165,000
--------------------------------------------------------------------------------
 165,000       Prudential Securities Inc., purchased
               on 9/30/99 to yield 5.28% to 10/07/99 ...............     165,000
--------------------------------------------------------------------------------
 165,000       S.G. Cowen Securities Corporation,
               purchased on 9/30/99 to yield 5.32%
               to 10/07/99 .........................................     165,000
--------------------------------------------------------------------------------
 166,000       Salomon, Smith Barney, Inc., purchased
               on 9/24/99 to yield 5.22% to 10/01/99 ...............     166,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$2,276,550) .................................................   2,276,550
--------------------------------------------------------------------------------
Total Investments (Cost--$3,361,530)--99.7% ........................   3,360,663

Other AssetsLess Liabilities--0.3% .................................       9,772
                                                                      ----------
Net Assets--100.0% .................................................  $3,370,435
                                                                      ==========
================================================================================

* US Treasury Bills are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. US Treasury Notes bear interest at the rates shown, payable at fixed rates upon maturity.

**    Repurchase Agreements are fully collateralized by US Government
      Obligations.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1999
================================================================================

Assets:
Investments, at value (identified cost--$3,361,529,521+) (Notes 1a & 1b) ....                  $ 3,360,662,719
Cash ........................................................................                              780
Interest receivable .........................................................                       11,096,273
Prepaid registration fees and other assets (Note 1e) ........................                          233,527
                                                                                               ---------------
Total assets ................................................................                    3,371,993,299
                                                                                               ---------------
Liabilities:
Payables:
  Distributor (Note 2) ......................................................   $    867,761
  Investment adviser (Note 2) ...............................................        222,907
  Beneficial interest redeemed ..............................................            188         1,090,856
                                                                                ------------
Accrued expenses and other liabilities ......................................                          467,022
                                                                                               ---------------
Total liabilities ...........................................................                        1,557,878
                                                                                               ---------------
Net Assets ..................................................................                  $ 3,370,435,421
                                                                                               ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized ..................................................................                  $   337,130,222
Paid-in capital in excess of par ............................................                    3,034,172,001
Unrealized depreciation on investments--net .................................                         (866,802)
                                                                                               ---------------
Net Assets--Equivalent to $1.00 per share based on 3,371,302,224 shares of
beneficial interest outstanding .............................................                  $ 3,370,435,421
                                                                                               ===============

+ Cost for Federal income tax purposes was $3,361,529,521. As of September 30, 1999, net unrealized depreciation for Federal income tax purposes amounted to $866,802, of which $281,373 related to appreciated securities and $1,148,175 related to depreciated securities.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
================================================================================

Investment Income (Note 1d):
Interest and amortization of premium and discount earned ....................                  $    88,094,844
Expenses:
Investment advisory fees (Note 2) ...........................................   $  7,122,105
Distribution fees (Note 2) ..................................................      2,162,574
Transfer agent fees (Note 2) ................................................        228,004
Registration fees (Note 1e) .................................................        152,810
Accounting services (Note 2) ................................................        114,379
Custodian fees ..............................................................         96,728
Professional fees ...........................................................         37,133
Printing and shareholder reports ............................................         18,310
Trustees' fees and expenses .................................................          4,461
Other .......................................................................         30,788
                                                                                ------------
Total expenses ..............................................................                        9,967,292
                                                                                               ---------------
Investment income--net ......................................................                       78,127,552
Realized Gain on Investments--Net (Note 1d) .................................                           99,306
Change in Unrealized Appreciation/Depreciation on Investments--Net ..........                       (1,448,171)
                                                                                               ---------------
Net Increase in Net Assets Resulting from Operations ........................                  $    76,778,687
                                                                                               ===============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

===============================================================================================================
                                                                               For the             For the
                                                                              Six Months             Year
                                                                                Ended               Ended
                                                                             September 30,         March 31,
Increase (Decrease) in Net Assets:                                               1999                1999
---------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .................................................   $     78,127,552    $    166,567,188
Realized gain on investments--net ......................................             99,306             419,102
Change in unrealized appreciation/depreciation on investments--net .....         (1,448,171)            329,288
                                                                           ----------------    ----------------
Net increase in net assets resulting from operations ...................         76,778,687         167,315,578
                                                                           ----------------    ----------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net .................................................        (78,127,552)       (166,567,188)
Realized gain on investments--net ......................................            (99,306)           (419,102)
                                                                           ----------------    ----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders ........................................................        (78,226,858)       (166,986,290)
                                                                           ----------------    ----------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares .......................................      5,869,119,169      13,270,135,147
Net asset value of shares issued to shareholders in reinvestment of
dividends and distributions (Note 1f) ..................................         78,149,565         166,833,005
                                                                           ----------------    ----------------
                                                                              5,947,268,734      13,436,968,152
Cost of shares redeemed ................................................     (6,268,571,189)    (13,284,151,025)
                                                                           ----------------    ----------------
Net increase (decrease) in net assets derived from beneficial
interest transactions ..................................................       (321,302,455)        152,817,127
                                                                           ----------------    ----------------
Net Assets:
Total increase (decrease) in net assets ................................       (322,750,626)        153,146,415
Beginning of period ....................................................      3,693,186,047       3,540,039,632
                                                                           ----------------    ----------------
End of period ..........................................................   $  3,370,435,421    $  3,693,186,047
                                                                           ================    ================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
================================================================================

The following per share data and ratios have      For the
been derived from information provided in the   Six Months
financial statements.                             Ended                          For the Year Ended March 31,
                                               September 30,     -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:            1999             1999            1998            1997            1996
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ........   $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                -----------      -----------     -----------     -----------     -----------
Investment income--net ......................         .0220            .0468           .0501           .0477           .0521
Realized and unrealized gain (loss) on
investments--net ............................        (.0004)           .0002           .0007          (.0004)          .0002
                                                -----------      -----------     -----------     -----------     -----------
Total from investment operations ............         .0216            .0470           .0508           .0473           .0523
                                                -----------      -----------     -----------     -----------     -----------
Less dividends and distributions:
  Investment income--net ....................        (.0220)          (.0468)         (.0501)         (.0477)         (.0521)
  Realized gain on investments--net .........            --+          (.0001)         (.0001)             --+         (.0003)
                                                -----------      -----------     -----------     -----------     -----------
Total dividends and distributions ...........        (.0220)          (.0469)         (.0502)         (.0477)         (.0524)
                                                -----------      -----------     -----------     -----------     -----------
Net asset value, end of period ..............   $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                ===========      ===========     ===========     ===========     ===========
Total Investment Return .....................          4.42%*           4.81%           5.15%           4.96%           5.37%
                                                ===========      ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses ....................................           .56%*            .57%            .57%            .56%            .57%
                                                ===========      ===========     ===========     ===========     ===========
Investment income and realized gain on
investments--net ............................          4.39%*           4.68%           5.02%           4.81%           5.25%
                                                ===========      ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of period (in thousands) ....   $ 3,370,435      $ 3,693,186     $ 3,540,040     $ 3,423,468     $ 3,345,603
                                                ===========      ===========     ===========     ===========     ===========

*     Annualized.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Significant Accounting Policies:

CMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders-- The Fund declares dividends daily and reinvests daily such dividends (net of non- resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the Fund's average daily

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
================================================================================

net assets not exceeding $500 million; .425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of
 .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

--------------------------------------------------------------------------------
CMA GOVERNMENT SECURITIES FUND
OFFICERS AND TRUSTEES
================================================================================

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle Jr.--Senior Vice President
Carlo J. Giannini--Vice President
Donald C. Burke--Vice President and Treasurer
William E. Zitelli--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Government Securities Fund
Box 9011
Princeton, NJ 08543-9011                                            #11212--9/99

[RECYCLE LOGO] Printed on post-consumer recycled paper